Investment in Unconsolidated Subsidiaries (Details Textual) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2011 Aircraft	Dec. 31, 2012 BBAM LP [Member]	Dec. 31, 2012 BBAM LP [Member]	Dec. 31, 2011 BBAM LP [Member]	Dec. 31, 2010 BBAM LP [Member]	Dec. 28, 2012 BBAM LP [Member]	Apr. 29, 2010 BBAM LP [Member]	Dec. 31, 2012 Fly-Z/C Aircraft Holdings LP [Member]	Dec. 31, 2011 Fly-Z/C Aircraft Holdings LP [Member]	Feb. 09, 2011 Fly-Z/C Aircraft Holdings LP [Member]
Investment in Unconsolidated Subsidiaries (Textual) [Abstract]
Percentage of limited partnership interest										15.00%	57.40%		57.40%
Privately-held aircraft leasing and management business										$ 8,750,000			$ 16,400,000
Company sold its interest in BBAM LP, percentage									15.00%
Company sold its interest in BBAM LP					49,500,000
Gain on sale of investment in unconsolidated subsidiary	36,882,000					36,900,000
Equity earnings from investment	9,383,000	5,647,000	2,901,000			7,800,000	5,400,000	2,900,000			1,600,000	300,000
Distributions from unconsolidated subsidiaries	6,269,000	26,951,000	916,000			6,000,000	5,000,000				500,000	23,200,000
Number of commercial jet aircraft sold				4
Summit interest in joint venture													10.20%
Received in connection with the completion												22,200,000
Debt financing by the joint venture												$ 40,000,000